Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Restatements

(a) Restatements

This financial statements contain restatements to correct an error in accounting estimate of allowance for other receivable.

The impact of these restatements on the financial statements is reflected in the following table:

	As of September 30, 2020
Consolidated Balance Sheets:	Original	Restatement	Restated
Other receivables, net - non current	5,204,740	(5,204,740)	-
Total Assets	11,648,401	(5,204,740)	6,443,661
Accumulated deficit	(19,559,908)	(4,595,477)	(24,155,385)
Accumulated other comprehensive loss	(803,990)	(88,789)	(892,779)
Non-controlling Interest	(6,235,376)	(520,474)	(6,755,850)
Total Equity (Deficiency)	5,201,880	(5,204,740)	(2,860)

	For the Three Months Ended September 30, 2020
Consolidated Statements of Operations:	Original	Restatement	Restated
Provision for doubtful accounts, net of recovery	5,087,732	(5,106,085)	(18,353)
Total operating income (expenses)	4,315,368	(5,106,085)	(790,717)
Operating income (loss)	4,356,941	(5,106,085)	(749,144)
Net income (loss)	4,357,629	(5,106,085)	(748,456)
Net income (loss) attributable to non-controlling interest	495,943	(510,608)	(14,665)
Net income (loss) attributable to Sino-Global Shipping America, Ltd.	3,861,686	(4,595,477)	(733,791)

Basis of Presentation

(b) Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of the subsidiaries and VIEs. All intercompany transactions and balances have been eliminated in consolidation.

Sino-Global Shipping Agency Ltd., a PRC corporation (“Sino-China”), is considered a variable interest entity (“VIE”), with the Company as the primary beneficiary. The Company, through Trans Pacific Shipping Ltd., entered into certain agreements with Sino-China, pursuant to which the Company receives 90% of Sino-China’s net income. Sino-China was designed to operate in China for the benefit of the Company. The Company does not receive any payment from Sino-China unless Sino-China recognizes net income during its fiscal year. These agreements do not entitle the Company to any consideration if Sino-China incurs a net loss during its fiscal year. If Sino-China incurs a net loss during its fiscal year, the Company is not required to absorb such net loss.

As a VIE, Sino-China’s revenues are included in the Company’s total revenues, and any income/loss from operations is consolidated with that of the Company. Because of contractual arrangements between the Company and Sino-China, the Company has a pecuniary interest in Sino-China that requires consolidation of the financial statements of the Company and Sino-China.

The Company has consolidated Sino-China’s operating results in accordance with Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. The agency relationship between the Company and Sino-China and its branches is governed by a series of contractual arrangements pursuant to which the Company has substantial control over Sino-China. Management makes ongoing reassessments of whether the Company remains the primary beneficiary of Sino-China.

The carrying amount and classification of Sino-China’s assets and liabilities included in the Company’s unaudited condensed consolidated balance sheets were as follows:

	September 30,	June 30,
	2020	2020
Current assets:
Cash	$5,075	$5,022
Total current assets	5,075	5,022

Deposits	1,673	1,608
Property and equipment, net	39,319	41,171
Total assets	$46,067	$47,801

Current liabilities:
Other payables and accrued liabilities	$41,534	$39,919
Total liabilities	$41,534	$39,919

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of the subsidiaries and VIEs. All intercompany transactions and balances have been eliminated in consolidation.

Sino-Global Shipping Agency Ltd., a PRC corporation (“Sino-China”), is considered a variable interest entity (“VIE”), with the Company as the primary beneficiary. The Company, through Trans Pacific Shipping Ltd., entered into certain agreements with Sino-China, pursuant to which the Company receives 90% of Sino-China’s net income.

As a VIE, Sino-China’s revenues are included in the Company’s total revenues, and any income/loss from operations is consolidated with that of the Company. Because of contractual arrangements between the Company and Sino-China, the Company has a pecuniary interest in Sino-China that requires consolidation of the financial statements of the Company and Sino-China.

The Company has consolidated Sino-China’s operating results in accordance with Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. The agency relationship between the Company and Sino-China and its branches is governed by a series of contractual arrangements pursuant to which the Company has substantial control over Sino-China. Management makes ongoing reassessments of whether the Company remains the primary beneficiary of Sino-China.

The carrying amount and classification of Sino-China’s assets and liabilities included in the Company’s consolidated balance sheets were as follows:

	June 30,	June 30,
	2020	2019
Current assets:
Cash	$5,022	$11,691
Other receivables	-	309
Prepaid expenses and other current assets	-	4,474
Total current assets	5,022	16,474

Deposits	1,608	1,655
Property and equipment, net	41,171	95,765
Total assets	$47,801	$113,894

Current liabilities:
Other payables and accrued liabilities	$39,919	$30,175
Total liabilities	$39,919	$30,175

Fair Value of Financial Instruments

(c) Fair Value of Financial Instruments

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures, which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs other than quoted prices that are observable for the asset or liability in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Unobservable inputs that reflect management’s assumptions based on the best available information.

The carrying value of accounts receivable, other receivables, other current assets, and current liabilities approximate their fair values because of the short-term nature of these instruments.

(b) Fair Value of Financial Instruments

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures, which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs other than quoted prices that are observable for the asset or liability in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Unobservable inputs that reflect management’s assumptions based on the best available information.

The carrying value of accounts receivable, other receivables, other current assets, and current liabilities approximate their fair values because of the short-term nature of these instruments.

Use of Estimates and Assumptions

(d) Use of Estimates and Assumptions

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include revenue recognition, fair value of stock based compensation, cost of revenues, allowance for doubtful accounts, impairment loss, deferred income taxes, income tax expense and the useful lives of property and equipment. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

(c) Use of Estimates and Assumptions

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, fair value of stock based compensation, cost of revenues, allowance for doubtful accounts, impairment loss, deferred income taxes, income tax expense and the useful lives of property and equipment. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Translation of Foreign Currency

(e) Translation of Foreign Currency

The accounts of the Company and its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is the U.S. dollar (“USD”) while its subsidiaries in the PRC, including Sino-China, Trans Pacific Shipping Ltd. and Trans Pacific Logistic Shanghai Ltd. report their financial positions and results of operations in Renminbi (“RMB”), its subsidiary Sino-Global Shipping Australia Pty Ltd., reports its financial positions and results of operations in Australian dollar (“AUD”), its subsidiary Sino-Global Shipping Hong Kong reports its financial positions and results of operations in Hong Kong dollar (“HKD”) and its subsidiary Sino-Global Shipping Canada, Inc. reports its financial positions and results of operations in Canadian Dollar (“CAD”). The accompanying unaudited condensed consolidated financial statements are presented in USD. Foreign currency transactions are translated into USD using the fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of operations. The Company translates the foreign currency financial statements in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at current exchange rates quoted by the People’s Bank of China at the balance sheets’ dates and revenues and expenses are translated at average exchange rates in effect during the year. The resulting translation adjustments are recorded as other comprehensive loss and accumulated other comprehensive loss as a separate component of equity of the Company, and also included in non-controlling interests.

The exchange rates as of September 30, 2020 and June 30, 2020 and for the three months ended September 30, 2020 and 2019 are as follows:

	September 30, 2020	June 30, 2020	Three Months ended September 30,
Foreign currency	Balance Sheet	Balance Sheet	2020 Profits/Loss	2019 Profits/Loss
RMB:1USD	6.7905	7.0651	6.9217	7.0146
AUD:1USD	1.3964	1.4514	1.3992	1.4592
HKD:1USD	7.7500	7.7505	7.7506	7.8300
CAD:1USD	1.3323	1.3617	1.3325	1.3200

(d) Translation of Foreign Currency

The accounts of the Company and its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is the U.S. dollar (“USD”) while its subsidiaries in the PRC, including Sino-China, Trans Pacific Shipping Ltd. and Trans Pacific Logistic Shanghai Ltd. report their financial positions and results of operations in Renminbi (“RMB”), its subsidiary Sino-Global Shipping Australia Pty Ltd., reports its financial positions and results of operations in Australian dollar (“AUD”), its subsidiary Sino-Global Shipping Hong Kong reports its financial positions and results of operations in Hong Kong dollar (“HKD”) and its subsidiary Sino-Global Shipping Canada, Inc. reports its financial positions and results of operations in Canadian Dollar (“CAD”). The accompanying consolidated financial statements are presented in USD. Foreign currency transactions are translated into USD using the fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of operations. The Company translates the foreign currency financial statements in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at current exchange rates quoted by the People’s Bank of China at the balance sheets’ dates and revenues and expenses are translated at average exchange rates in effect during the year. The resulting translation adjustments are recorded as other comprehensive loss and accumulated other comprehensive loss as a separate component of equity of the Company, and also included in non-controlling interests.

The exchange rates for the years ended June 30, 2020 and 2019 are as follows:

	June 30,
	2020		2019
Foreign currency	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss
RMB:1USD	7.0651	7.0312	6.8657	6.8223
AUD:1USD	1.4514	1.4924	1.4238	1.3984
HKD:1USD	7.7505	7.7948	7.8130	7.8387
CAD:1USD	1.3617	1.3421	1.3092	1.3238

Cash

(f) Cash

Cash consists of cash on hand and cash in bank which are unrestricted as to withdrawal or use. The Company maintains cash with various financial institutions mainly in the PRC, Australia, Hong Kong, Canada and the U.S. As of September 30, 2020 and June 30, 2020, cash balances of $69,260 and $97,836, respectively, were maintained at financial institutions in the PRC. Nil and $8,780 of these balances are not covered by insurance as the deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $70,000 (RMB 500,000). As of September 30, 2020 and June 30, 2020, cash balances of $940,193 and $25,739, respectively, were maintained at U.S. financial institutions, $684,272 and nil, respectively, of these balances are uninsured by the Federal Deposit Insurance Corporation as it only insured deposits up to $250,000. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company holds its eligible deposit fails. As of September 30, 2020 and June 30, 2020, cash balances of $1,944 and $2,029, respectively, were maintained at financial institutions in Hong Kong and were insured by the Hong Kong Deposit Protection Board. As of September 30, 2020 and June 30, 2020, cash balances of $943 and $1,116, respectively, were maintained at Australia financial institutions, and were insured as the Australian government guarantees deposits up to AUD 250,000 (approximately $172,000). As of September 30, 2020 and June 30, 2020, amount of deposits the Company had covered by insurance amounted to $328,068 and $117,940, respectively.

(e) Cash

Cash consists of cash on hand and cash in bank which are unrestricted as to withdrawal or use. The Company maintains cash with various financial institutions mainly in the PRC, Australia, Hong Kong, Canada and the U.S. As of June 30, 2020 and 2019, cash balances of $97,836 and $2,993,913, respectively, were maintained at financial institutions in the PRC. $8,780 and $2,923,972 of these balances are not covered by insurance as the deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $70,000 (RMB 500,000). As of June 30, 2020 and 2019, cash balances of $25,739 and $122,017, respectively, were maintained at U.S. financial institutions, and were insured by the Federal Deposit Insurance Corporation or other programs subject to certain limitations. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company holds its eligible deposit fails. As of June 30, 2020 and 2019, cash balances of $2,029 and $4,386, respectively, were maintained at financial institutions in Hong Kong and were insured by the Hong Kong Deposit Protection Board. As of June 30, 2020 and 2019, cash balances of $1,116 and $1,821, respectively, were maintained at Australia financial institutions, and were insured as the Australian government guarantees deposits up to AUD 250,000 (approximately $172,000). As of June 30, 2020 and 2019, amount of deposits the Company had covered by insurance amounted to $117,940 and $198,165, respectively.

Notes receivable

(f) Notes receivable

Notes receivable represents trade accounts receivable due from various customers where the customers’ banks have guaranteed the payment. The notes are non-interest bearing and normally paid within three to six months. The Company has the ability to submit request for payment to the customer’s bank earlier than the scheduled payment date, but will incur an interest charge and a processing fee.

Receivables and Allowance for Doubtful Accounts

(g) Receivables and Allowance for Doubtful Accounts

Accounts receivable are presented at net realizable value. The Company maintains allowances for doubtful accounts and for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual receivable balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balances, customers’ historical payment history, their current credit-worthiness and current economic trends. Receivables are generally considered past due after 180 days. The Company reserves 25%-50% of the customers balance aged between 181 days to 1 year, 50%-100% of the customers balance over 1 year and 100% of the customers balance over 2 years. Accounts receivable are written off against the allowances only after exhaustive collection efforts. As the Company has focused its development in the shipping management segment, its customer base will be more from smaller privately owned companies that will pay more timely than state owned companies. The Company also considers the economic implications of COVID-19 on its estimates of the allowance and made additional $30,757 and $1,023,931 of allowance for doubtful accounts of accounts receivable for the three months ended September 30, 2020. The Company recovered $2,404 and $99,366 of accounts receivable for the three months ended September 30, 2020 and 2019, respectively.

Other receivables represent mainly customer advances, prepaid employee insurance and welfare benefits, which will be subsequently deducted from the employee payroll, guarantee deposits on behalf of ship owners as well as office lease deposits. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Other receivables are written off against the allowances only after exhaustive collection efforts. For the three months ended September 30, 2019, $1,763 was written off against other receivables, respectively. There was no write off for the three months ended September 30, 2020.

(g) Receivables and Allowance for Doubtful Accounts

Accounts receivable are presented at net realizable value. The Company maintains allowances for doubtful accounts and for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual receivable balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balances, customers’ historical payment history, their current credit-worthiness and current economic trends. Receivables are generally considered past due after 180 days. The Company reserves 25%-50% of the customers balance aged between 181 days to 1 year, 50%-100% of the customers balance over 1 year and 100% of the customers balance over 2 years. Accounts receivable are written off against the allowances only after exhaustive collection efforts. As the Company has focused its development in the shipping management segment, its customer base will be more from smaller privately owned companies that will pay more timely than state owned companies. The Company also considers the economic implications of COVID-19 on its estimates of the allowance and made additional $4,996,006 of allowance for doubtful accounts and wrote off $8,220,754 of accounts receivable for the year ended June 30, 2020. There was no write off for year ended June 30, 2019. The Company recovered $99,366 of accounts receivable for the year ended June 30, 2020. There was no recovery for year ended June 30, 2019.

Other receivables represent mainly customer advances, prepaid employee insurance and welfare benefits, which will be subsequently deducted from the employee payroll, guarantee deposits on behalf of ship owners as well as office lease deposits. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Other receivables are written off against the allowances only after exhaustive collection efforts. The Company also considers the economic implications of COVID-19 on its estimates of the allowance and made additional $10,055,203 of allowance for doubtful accounts for the year ended June 30, 2020. For the year ended June 30, 2020, $1,763 was written off against other receivables, respectively. There was no write off for the year ended June 30, 2019.

Property and Equipment, net

(h) Property and Equipment, net

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost comprises its purchase price and any directly attributable costs of bringing the assets to its working condition and location for its intended use. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Motor vehicles	3-10 years
Computer and office equipment	1-5 years
Furniture and fixtures	3-5 years
System software	5 years
Leasehold improvements	Shorter of lease term or useful lives

The carrying value of a long-lived asset is considered impaired by the Company when the anticipated undiscounted cash flows from such asset is less than its carrying value. If impairment is identified, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved or based on independent appraisals. For the three months ended September 30, 2020 and 2019, an impairment of nil and $127,177 were recorded, respectively.

(h) Property and Equipment, net

Property and equipment are stated at historical cost less accumulated depreciation. Historical cost comprises its purchase price and any directly attributable costs of bringing the assets to its working condition and location for its intended use. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Motor vehicles	3-10 years
Computer and office equipment	1-5 years
Furniture and fixtures	3-5 years
System software	5 years
Leasehold improvements	Shorter of lease term or useful lives

The carrying value of a long-lived asset is considered impaired by the Company when the anticipated undiscounted cash flows from such asset is less than its carrying value. If impairment is identified, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved or based on independent appraisals. For the years ended June 30, 2020 and 2019, an impairment of $127,177 and nil were recorded, respectively.

Intangible Assets, net

(i) Intangible Assets, net

Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Logistics platform	3 years

The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. For the three months ended September 30, 2020 and 2019, an impairment of nil and $200,455 were recorded, respectively.

(i) Intangible Assets, net

Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Logistics platform	3 years

The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. For the years ended June 30, 2020 and 2019, an impairment of $200,455 and nil were recorded, respectively.

Revenue Recognition

(j) Revenue Recognition

The Company recognizes revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company’s revenue streams are recognized at a point in time.

The Company uses a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company continues to derive its revenues from sales contracts with its customers with revenues being recognized upon performance of services. Persuasive evidence of an arrangement is demonstrated via sales contract and invoice; and the sales price to the customer is fixed upon acceptance of the sales contract and there is no separate sales rebate, discount, or other incentive. The Company’s revenues are recognized at a point in time after all performance obligations are satisfied.

Contract balances

The Company records receivables related to revenue when the Company has an unconditional right to invoice and receive payment.

Deferred revenue consists primarily of customer billings made in advance of performance obligations being satisfied and revenue being recognized.

As of September 30, 2020, the Company had outstanding contracts amounting to approximately $0.9 million, all of which is expected to be completed within 3 months from September 30, 2020.

The Company’s disaggregated revenue streams are described as follows:

	For the Three Months Ended
	September 30,	September 30,
	2020	2019
Shipping and management agency services	$206,845	$500,000
Freight logistics services	929,954	1,242,142
Container trucking services	-	44,084
Total	$1,136,799	$1,786,226

●	Revenues from shipping and management agency services are recognized upon completion of services, which coincides with the date of departure of the relevant vessel from port. Advance payments and deposits received from customers prior to the provision of services and recognition of the related revenues are presented as deferred revenue.

●

Revenues from freight logistics services are recognized when the related contractual services are rendered.

For certain freight logistics contracts that the Company entered into with customers starting in the first quarter of fiscal year 2020, the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, revenues related to this contracts are presented net of related costs. For the three months ended September 30, 2019, gross revenue and gross cost of revenue related to these contracts amounted to approximately $9.1 million and $8.5 million, respectively. There was no such transaction for the three months ended September 30, 2020.

●	Revenues from container trucking services are recognized when the related contractual services are rendered.

Disaggregated information of revenues by geographic locations are as follows:

	September 30,	September 30,
	2020	2019
PRC	$929,954	$1,242,142
U.S.	206,845	544,084
Total revenues	$1,136,799	$1,786,226

(j) Revenue Recognition

The Company recognizes revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company’s revenue streams are recognized at a point in time.

The Company uses a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company continues to derive its revenues from sales contracts with its customers with revenues being recognized upon performance of services. Persuasive evidence of an arrangement is demonstrated via sales contract and invoice; and the sales price to the customer is fixed upon acceptance of the sales contract and there is no separate sales rebate, discount, or other incentive. The Company’s revenues are recognized at a point in time after all performance obligations are satisfied.

Contract balances

The Company records receivables related to revenue when the Company has an unconditional right to invoice and receive payment.

Deferred revenue consists primarily of customer billings made in advance of performance obligations being satisfied and revenue being recognized.

As of June 30, 2020, the Company had outstanding contracts amounting to approximately $1.6 million, all of which is expected to be completed within 6 months from June 30, 2020.

The Company’s disaggregated revenue streams are described as follows:

	For the Years Ended
	June 30,	June 30,
	2020	2019
Shipping and management agency services	$2,105,651	$2,093,680
Inland transportation management services	-	1,469,799
Freight logistics services	4,368,596	37,725,136
Container trucking services	61,709	482,432
Total	$6,535,956	$41,771,047

●

Revenues from shipping and management agency services are recognized upon completion of services, which coincides with the date of departure of the relevant vessel from port. Advance payments and deposits received from customers prior to the provision of services and recognition of the related revenues are presented as deferred revenue.

●	Revenues from inland transportation management services are recognized when commodities are being released from the customers’ warehouse.

●

Revenues from freight logistics services are recognized when the related contractual services are rendered.

For certain freight logistics contracts that the Company entered into with customers starting in the first quarter of fiscal year 2020, the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, revenues related to this contracts are presented net of related costs. For the year ended June 30, 2020, gross revenue and gross cost of revenue related to these contracts amounted to approximately $25.8 million and $24.3 million, respectively.

●	Revenues from container trucking services are recognized when the related contractual services are rendered.

Disaggregated information of revenues by geographic locations are as follows:

	June 30,	June 30,
	2020	2019
PRC	$4,368,596	$37,755,310
U.S.	2,167,360	1,922,057
Hong Kong	-	2,093,680
Total revenues	$6,535,956	$41,771,047

Taxation

(k) Taxation

Because the Company and its subsidiaries and Sino-China were incorporated in different jurisdictions, they file separate income tax returns. The Company uses the asset and liability method of accounting for income taxes in accordance with U.S. GAAP. Deferred taxes, if any, are recognized for the future tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. A valuation allowance is provided against deferred tax assets if it is more likely than not that the asset will not be utilized in the future.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. The Company had no uncertain tax positions as of September 30, 2020 and June 30, 2020.

Income tax returns for the years prior to 2017 are no longer subject to examination by U.S. tax authorities.

PRC Enterprise Income Tax

PRC enterprise income tax is calculated based on taxable income determined under the PRC Generally Accepted Accounting Principles (“PRC GAAP”) at 25%. Sino-China and Trans Pacific are registered in PRC and governed by the Enterprise Income Tax Laws of the PRC.

PRC Value Added Taxes and Surcharges

The Company is subject to value added tax (“VAT”). Revenue from services provided by the Company’s PRC subsidiaries and affiliates, including Sino-China and Trans Pacific are subject to VAT at rates ranging from 9% to 13%. Entities that are VAT general taxpayers are allowed to offset qualified VAT paid to suppliers against their VAT liability. Net VAT liability is recorded in taxes payable on the unaudited condensed consolidated balance sheets.

In addition, under the PRC regulations, the Company’s PRC subsidiaries and affiliates are required to pay the city construction tax (7%) and education surcharges (3%) based on the net VAT payments.

(k) Taxation

Because the Company and its subsidiaries and Sino-China were incorporated in different jurisdictions, they file separate income tax returns. The Company uses the asset and liability method of accounting for income taxes in accordance with U.S. GAAP. Deferred taxes, if any, are recognized for the future tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. A valuation allowance is provided against deferred tax assets if it is more likely than not that the asset will not be utilized in the future.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. The Company had no uncertain tax positions as of June 30, 2020 and 2019.

Income tax returns for the years prior to 2016 are no longer subject to examination by U.S. tax authorities.

PRC Enterprise Income Tax

PRC enterprise income tax is calculated based on taxable income determined under the PRC Generally Accepted Accounting Principles (“PRC GAAP”) at 25%. Sino-China and Trans Pacific are registered in PRC and governed by the Enterprise Income Tax Laws of the PRC.

PRC Value Added Taxes and Surcharges

The Company is subject to value added tax (“VAT”). Revenue from services provided by the Company’s PRC subsidiaries and affiliates, including Sino-China and Trans Pacific are subject to VAT at rates ranging from 9% to 13%. Entities that are VAT general taxpayers are allowed to offset qualified VAT paid to suppliers against their VAT liability. Net VAT liability is recorded in taxes payable on the consolidated balance sheets.

In addition, under the PRC regulations, the Company’s PRC subsidiaries and affiliates are required to pay the city construction tax (7%) and education surcharges (3%) based on the net VAT payments.

Earnings (loss) per Share

(l) Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of common stock of the Company by the weighted average number of shares of common stock of the Company outstanding during the applicable period. Diluted earnings (loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock of the Company were exercised or converted into common stock of the Company. Common stock equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

For the three months ended September 30, 2020 and 2019 there was no dilutive effect of potential shares of common stock of the Company.

(l) Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of common stock of the Company by the weighted average number of shares of common stock of the Company outstanding during the applicable period. Diluted earnings (loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock of the Company were exercised or converted into common stock of the Company. Common stock equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

For the years ended June 30, 2020 and 2019, there was no dilutive effect of potential shares of common stock of the Company because the Company generated a net loss.

Comprehensive Income (loss)

(m) Comprehensive Income (Loss)

The Company reports comprehensive income (loss) in accordance with the authoritative guidance issued by Financial Accounting Standards Board (the “FASB”) which establishes standards for reporting comprehensive income (loss) and its component in financial statements. Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under US GAAP are recorded as an element of Stockholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

(m) Comprehensive Income (Loss)

The Company reports comprehensive income (loss) in accordance with the authoritative guidance issued by Financial Accounting Standards Board (the “FASB”) which establishes standards for reporting comprehensive income (loss) and its component in financial statements. Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under US GAAP are recorded as an element of Stockholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Stock-based Compensation

(n) Stock-based Compensation

The Company accounts for stock-based compensation awards to employees in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that stock-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period. The Company records stock-based compensation expense at fair value on the grant date and recognizes the expense over the employee’s requisite service period.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, stock compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Valuations of stock based compensation are based upon highly subjective assumptions about the future, including stock price volatility and exercise patterns. The fair value of share-based payment awards was estimated using the Black-Scholes option pricing model. Expected volatilities are based on the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee terminations. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

(n) Stock-based Compensation

The Company accounts for stock-based compensation awards to employees in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that stock-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period. The Company records stock-based compensation expense at fair value on the grant date and recognizes the expense over the employee’s requisite service period.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, stock compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Valuations of stock based compensation are based upon highly subjective assumptions about the future, including stock price volatility and exercise patterns. The fair value of share-based payment awards was estimated using the Black-Scholes option pricing model. Expected volatilities are based on the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee terminations. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

Risks and Uncertainties

(o) Risks and Uncertainties

The Company’s business, financial position and results of operations may be influenced by the political, economic, health and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, health and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC, and by changes in governmental policies or interpretations with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

In March 2020, the World Health Organization declared the COVID-19 as a pandemic. Given the rapidly expanding nature of the COVID-19 pandemic, and because substantially all of the Company’s business operations and the workforce are concentrated in China and United States, the Company’s business, results of operations, and financial condition have been adversely affected for the three months ended September 30, 2020. The situation remains highly uncertain for any further outbreak or resurgence of the COVID-19. It is therefore difficult for the Company to estimate the impact on the business or operating results that might be adversely affected by any further outbreak or resurgence of COVID-19.

(o) Risks and Uncertainties

The Company’s business, financial position and results of operations may be influenced by the political, economic, health and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, health and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC, and by changes in governmental policies or interpretations with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

In March 2020, the World Health Organization declared the COVID-19 as a pandemic. Given the rapidly expanding nature of the COVID-19 pandemic, and because substantially all of the Company’s business operations and our workforce are concentrated in China and United States, the Company’s business, results of operations, and financial condition have been adversely affected for the rest of fiscal year 2020 and beyond.

Liquidity

(p) Liquidity

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. As of September 30, 2020, the Company’s working capital deficit was approximately $3.6 million and the Company had cash of approximately $1.0 million. The Company plans to fund continuing operations through identifying new prospective joint venture partners and strategic alliance opportunities for new revenue sources, and by reducing costs to improve profitability and replenish working capital. The Company’s ability to fulfill its current obligations will depend on the future realization of its current assets and the future revenues generated from its operations.

Management believes that the Company will require a minimum of approximately $1.6 million cash over the next twelve months to operate at our current level, either from revenues or funding. Based on our current revenue and expense projection, the Company believes it will generate at least the same amount of revenue in the coming year compared to the current year as the Company and the market are both recovering from the impact of the pandemic. In addition, the Company entered into certain securities purchase agreement with certain non-U.S. Persons to purchase 860,000 shares of series A convertible preferred stock in November 2020. The aggregate proceeds was approximately $1.4 million. If the Company’s revenue does not achieve its expected level, the Company will also be implementing cost saving measures to reduce its operating cash outflow.

The Company expects to realize the balance of its current assets within the normal operating cycle of a twelve month period. If the Company is unable to realize its current assets within the normal operating cycle of a twelve month period, the Company had considered supplementing its available sources of funds through the following sources:

●	the Company will continuously seek equity financing to support its working capital; On September 17, 2020, the Company entered into certain securities purchase agreement with certain non-U.S. Persons to purchase 720,000 Shares at a per share purchase price of $1.46 for aggregate proceeds of approximately $1.05 million. The full amount of proceeds have been received. On November 2 and November 3, 2020, the Company entered into certain securities purchase agreement with certain non-U.S. Persons to purchase 860,000 shares of series A convertible preferred stock at a per share purchase price of $1.66 for aggregate proceeds of approximately $1.43 million. The Company has received the full amount of payment in November 2020.

●	other available sources of financing from PRC banks and other financial institutions; and

●	financial support and credit guarantee commitments from the Company’s shareholders and directors.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s future liquidity requirements for at least twelve months from issuance of these unaudited condensed consolidated financial statements. The Company’s management has considered whether there is a going concern issue due to the Company’s continuing losses. Based upon the continuing equity financing from investors and credit guarantee support from its shareholders to provide the necessary funds to the Company to continue its operations should the need arise, the management of the Company believes that it has alleviated the going concern issue.

(p) Liquidity

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. As of June 30, 2020, the Company’s working capital deficit was approximately $3.9 million and the Company had cash of approximately $0.1 million. The Company plans to fund continuing operations through identifying new prospective joint venture partners and strategic alliance opportunities for new revenue sources, and by reducing costs to improve profitability and replenish working capital. The Company’s ability to fulfill its current obligations will depend on the future realization of its current assets and the future revenues generated from its operations.

The Company expects to realize the balance of its current assets within the normal operating cycle of a twelve month period. If the Company is unable to realize its current assets within the normal operating cycle of a twelve month period, the Company had considered supplementing its available sources of funds through the following sources:

●

the Company will continuously seek equity financing to support its working capital; On November 13, 2019, the Company entered into a cooperation agreement with Shanming Liang, a director of Guangxi Jinqiao Industrial Group Co., Ltd., to cooperate and expand the bulk cargo container services business. Shanming Liang agreed to purchase 200,000 shares of the Company’s common stock at a purchase price of $5.00 per share for aggregate proceeds of $1.0 million pursuant to a stock purchase agreement dated November 14, 2019. The company received gross proceeds of $940,131 for fiscal year 2020. From July to September 2020, the Company received remaining proceeds of $59,869. The full amount of subscription receivable have been paid off.

On September 17, 2020, the Company entered into certain securities purchase agreement with certain non-U.S. Persons to purchase 720,000 Shares at a per share purchase price of $1.46 for aggregate proceeds of approximately $1.05 million. On September 21 and September 22, 2020, the Company received total gross proceeds of approximately $1.05 million.

●	other available sources of financing from PRC banks and other financial institutions; and

●	financial support and credit guarantee commitments from the Company’s shareholders and directors.

Based on the above considerations, the Company’s management is of the opinion that it will not have sufficient funds to meet the Company’s working capital requirements and current liabilities as they become due one year from issuance of these consolidated financial statements. There is no assurance that management will be successful in their plans. There are a number of factors that could potentially arise that could undermine the Company’s plans, such as changes in the PRC government policy, economic conditions, and competitive pricing in the industries that the Company operates in. In addition, the recent outbreak of new coronavirus pandemic posed disruption and restrictions on its operations and those of the Company’s customers which not only negatively impact the Company’s financial conditions but also slowed down the macro-economic development worldwide. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business.

The management has considered whether there is substantial doubt about its ability to continue as a going concern due to 1) the Company’s recurring losses from operations, including approximately $16.5 million net loss attributable to the Company’s stockholders for the year ended June 30, 2020, 2) accumulated deficit of approximately $23.4 million as of June 30, 2020, and 3) has negative operating cash flows of approximately $3.9 million for the year ended June 30, 2020. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern.

Recent Accounting Pronouncements

(q) Recent Accounting Pronouncements

Pronouncements adopted

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 “Fair Value Measurement”. ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. The Company adopted this ASU on July 1, 2020 and the adoption has no significant impact to the Company’s unaudited condensed consolidated financial statements as a whole.

Pronouncements not yet adopted

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after July 1, 2023, including interim periods within those fiscal years. The Company has not early adopted this update and it will become effective on July 1, 2023 assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on Company’s unaudited condensed consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods for which financial statements have not yet been issued. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on Company’s unaudited condensed consolidated financial statements and related disclosures.

 In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. The amendments in this Update to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for the Company for annual and interim reporting periods beginning July 1, 2022. Early adoption is permitted, but no earlier than fiscal years beginning after July 1, 2021, including interim periods within those fiscal years. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. The Company is currently evaluating the impact of this new standard on Company’s unaudited condensed consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early application is not permitted. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company is currently evaluating the impact of this new standard on Company’s unaudited condensed consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

q) Recent Accounting Pronouncements

Pronouncements adopted

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption assuming the Company will remain an emerging growth company at that date. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity’s filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020. ASU No. 2017-13 also amended that all components of a leveraged lease be recalculated from inception of the lease based on the revised after tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in income of the year in which the tax law is enacted. The Company adopted this ASU in the first quarter of fiscal year 2020 using modified retrospective transition approach at the beginning of the period of adoption. The Company recognized lease liabilities of approximately $0.3 million, with corresponding right-of use (“ROU”) assets of approximately the same amount based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of approximately 8.98%.

On July 1, 2019, the Company adopted ASU 2018-07 where awards to nonemployees are measured by estimating the fair value of the equity instruments to be issued. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards which superseded ASU 505-50. The ASU is required to be applied on a prospective basis to all new awards granted after the date of adoption. The Company adopted this ASU on July 1, 2019 and the adoption has no significant impact to the Company’s consolidated financial statements as a whole.

Pronouncements not yet adopted

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 “Fair Value Measurement”. ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 is effective for the Company for annual and interim reporting periods beginning July 1, 2020. The Company does not believe the adoption of this ASU will have a material effect on the Company’s consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after July 1, 2023, including interim periods within those fiscal years. The Company has not early adopted this update and it will become effective on July 1, 2023 assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on Company's consolidated financial statements and related disclosures. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

 In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods for which financial statements have not yet been issued. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Reclassification

(r) Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation mainly reclassifying advances to suppliers to other receivables (see Note 4 and 5). These reclassifications have no effect on the reported revenues, net loss or total assets.